Available-for-sale Securities (Tables)	12 Months Ended
Mar. 31, 2015
Available-For-Sale Securities [Abstract]
Schedule of Available-For-Sale Securities
	March 31,
	2014	2015

Cost	$1,614	$1,614

Market value	$1,643	$1,676